Accrued expenses (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total accrued expenses	$ 53,529	$ 53,529	$ 53,529
Rubicon Technologies, LLC and Subsidiaries [Member]
Total accrued expenses				$ 48,990,000	$ 49,853,000
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Accrued hauler expenses	43,042,000			37,429,000	41,339,000
Accrued compensation	7,684,000			8,783,000	6,385,000
Accrued income taxes	33,000			61,000	39,000
Other accrued expenses	3,926,000			2,717,000	2,090,000
Total accrued expenses	$ 54,685,000			$ 48,990,000	$ 49,853,000